Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 450,305	$ 126,222
Restricted cash	15,380
Accounts receivable, net	81,345	18,607
Other current assets	55,298	133,897
Inventories	100,883	57,072
Total current assets	703,211	335,798
LONG-TERM ASSETS:
Property and equipment, net	431,772	400,992
Intangible asset, net	4,292,617
Goodwill	3,187,417
Total long-term assets	7,911,806	400,992
Total assets	8,615,017	736,790
CURRENT LIABILITIES:
Short term bank credit	64,900	18,677
Short term loans	97,618
Trade payables	1,006,052	673,537
Employees and payroll accruals	433,145	171,798
Accrued expenses and other current liabilities	1,025,161	614,183
Convertible loans	492,385
Total current liabilities	3,119,261	1,478,195
LONG TERM LIABILITIES:
Warrants presented at fair value	2,035,378	1,117,321
Capital note	57,658	45,493
Receipt on account of shares and warrants	600,000
Total long term liabilities	2,693,036	1,162,814
Total liabilities	5,812,297	2,641,009
SHAREHOLDERS' EQUITY (DEFICIT):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2017 and 2016; Issued and outstanding: 21,737,263 and 14,505,126 shares at December 31, 2017 and 2016, respectively	58,559	37,648
Additional paid in capital	17,830,361	10,300,428
Accumulated deficit	(15,086,200)	(12,242,295)
Total shareholders' equity (deficit)	2,802,720	(1,904,219)
Total liabilities and shareholders' equity (deficit)	$ 8,615,017	$ 736,790